Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Net loss for the period	$ (1,874,277)	$ (1,481,972)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock option compensation	47,006
Depreciation	26,597	33,029
Loss (gain) on marketable equity securities	(41,003)	44,726
Income tax recovery		(597,358)
Changes in non-cash working capital:
Decrease in income tax receivable		3,204,812
Net decrease in prepaid expense and other	272,801	410,986
Net increase in payables and accrued expenses	57,928	280,968
Net cash provided by (used in) operating activities	(1,510,948)	1,895,191
Cash Flows from Investing Activities:
Net cash used in investing activities
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1,510,948)	1,895,191
Cash and cash equivalents - beginning of period	57,415,350	61,822,137
Cash and cash equivalents - end of period	$ 55,904,402	$ 63,717,328